CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible debt, unamortized discount	$ 538,060	$ 371,387	$ 777,242
Convertible debt - Related parties, unamortized discount		$ 0	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	157,529,712	128,902,124	8,883,922
Common stock, outstanding	157,529,712	128,902,124	8,883,922